PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 32,379	$ 25,903	$ 25,903	$ 25,903
Impairment expense		$ 33,333		$ 33,333